Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Restricted cash	$ 117,300	$ 123,329
Goodwill	29,726	29,726
Deferred income tax assets	75,062	96,945
Intangible assets	7,093	9,324
Other assets	96,852	84,749
Derivative financial instruments	10,358	363
Total non-current assets	12,184,139	8,897,195
Current assets
Cash	204,303	176,894
Amounts receivable	24,984	41,582
Prepaid expenses and deposits	37,520	32,946
Total current assets	266,807	251,422
Total assets	12,450,946	9,148,617
Non-current liabilities
Long-term debt	4,971,049	3,662,628
Due to Affiliate	256,824	256,362
Derivative financial instruments	51,158	230,305
Deferred income tax liabilities	591,713	461,689
Limited partners' interests in single-family rental business	1,696,872	947,452
Long-term incentive plan	25,244	21,431
Performance fees liability	39,893	48,358
Other liabilities	30,035	28,958
Total non-current liabilities	7,662,788	5,657,183
Current liabilities
Amounts payable and accrued liabilities	138,273	102,954
Resident security deposits	79,864	56,785
Dividends payable	15,861	15,821
Current portion of long-term debt	757,135	254,805
Total current liabilities	991,133	430,365
Total liabilities	8,653,921	6,087,548
Equity
Share capital	2,124,618	2,114,783
Contributed surplus	21,354	22,790
Cumulative translation adjustment	6,209	22,842
Retained earnings	1,638,068	893,379
Total shareholders' equity	3,790,249	3,053,794
Non-controlling interest	6,776	7,275
Total equity	3,797,025	3,061,069
Total liabilities and equity	12,450,946	9,148,617
Rental properties
Non-current assets
Investment property	11,445,659	7,978,396
Equity-accounted investments in multi-family rental properties
Non-current assets
Equity-accounted investments	20,769	199,285
Equity-accounted investments in Canadian residential developments
Non-current assets
Equity-accounted investments	106,538	98,675
Canadian development properties
Non-current assets
Investment property	136,413	133,250
Investments in U.S. residential developments
Non-current assets
Equity-accounted investments	$ 138,369	$ 143,153